Annual Fund Operating Expenses - TOPS Managed Risk Flex ETF Portfolio - TOPS Managed Risk Flex ETF Portfolio	Apr. 20, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.45%
Other Expenses (as a percentage of Assets):	0.11%	[1]
Acquired Fund Fees and Expenses	0.09%	[2]
Expenses (as a percentage of Assets)	0.95%

[1]	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings).
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.